Commitments and Contingencies (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Minimum finance lease payments payable	SFr 24,980	SFr 24,374
Within one year [Member]
Statement Line Items [Line Items]
Minimum finance lease payments payable	24,980	24,374
Between one and five years [Member]
Statement Line Items [Line Items]
Minimum finance lease payments payable